Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Regular Distributions Declared

The Fund’s board of trustees expects to declare monthly regular distributions for each class of its Common Shares. The following tables present the monthly regular distributions that were declared and payable during the years ended December 31, 2025, 2024 and 2023:

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
November 8, 2024	January 31, 2025	February 21, 2025	$0.21430	$40,299
November 8, 2024	February 28, 2025	March 21, 2025	0.21430	43,931
November 8, 2024	March 31, 2025	April 23, 2025	0.21430	46,782
March 10, 2025	April 30, 2025	May 22, 2025	0.21430	50,430
March 10, 2025	May 30, 2025	June 25, 2025	0.21430	52,089
March 10, 2025	June 30, 2025	July 23, 2025	0.21430	52,061
May 14, 2025	July 31, 2025	August 22, 2025	0.21430	53,575
May 14, 2025	August 29, 2025	September 24, 2025	0.21430	60,034
May 14, 2025	September 30, 2025	October 23, 2025	0.21430	63,575
August 8, 2025	October 31, 2025	November 21, 2025	0.21430	66,353
August 8, 2025	November 28, 2025	December 24, 2025	0.21430	68,097
August 8, 2025	December 31, 2025	January 23, 2026	0.21430	65,318
Total distributions declared and payable for the year ended December 31, 2025			$2.57160	$662,544
January 23, 2024	January 31, 2024	February 22, 2024	$0.21430	$12,121
January 23, 2024	February 29, 2024	March 25, 2024	0.21430	13,234
January 23, 2024	March 29, 2024	April 24, 2024	0.21430	14,439
March 14, 2024	April 30, 2024	May 23, 2024	0.21430	17,944
March 14, 2024	May 31, 2024	June 25, 2024	0.21430	19,924
March 14, 2024	June 28, 2024	July 24, 2024	0.21430	22,239
May 10, 2024	July 31, 2024	August 23, 2024	0.21430	24,786
May 10, 2024	August 30, 2024	September 23, 2024	0.21430	26,807
May 10, 2024	September 30, 2024	October 23, 2024	0.21430	28,955
August 13, 2024	October 31, 2024	November 22, 2024	0.21430	31,339
August 13, 2024	November 29, 2024	December 26, 2024	0.21430	34,663
August 13, 2024	December 31, 2024	January 23, 2025	0.21430	36,950
Total distributions declared and payable for the year ended December 31, 2024			$2.57160	$283,401

			Class I
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19925	$7,195
August 10, 2023	September 29, 2023	October 25, 2023	0.19925	8,027
August 10, 2023	October 31, 2023	November 27, 2023	0.19925	8,949
November 13, 2023	November 30, 2023	December 26, 2023	0.21430	10,153
November 13, 2023	December 29, 2023	January 25, 2024	0.21430	11,131
Total distributions declared and payable for the year ended December 31, 2023			$1.02635	$45,455

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
November 8, 2024	January 31, 2025	February 21, 2025	$0.19437	$6,193
November 8, 2024	February 28, 2025	March 21, 2025	0.19630	6,546
November 8, 2024	March 31, 2025	April 23, 2025	0.19447	6,858
March 10, 2025	April 30, 2025	May 22, 2025	0.19519	7,233
March 10, 2025	May 30, 2025	June 25, 2025	0.19461	7,484
March 10, 2025	June 30, 2025	July 23, 2025	0.19514	7,736
May 14, 2025	July 31, 2025	August 22, 2025	0.19444	8,001
May 14, 2025	August 29, 2025	September 24, 2025	0.19441	8,333
May 14, 2025	September 30, 2025	October 23, 2025	0.19509	8,681
August 8, 2025	October 31, 2025	November 21, 2025	0.19439	8,971
August 8, 2025	November 28, 2025	December 24, 2025	0.19505	9,194
August 8, 2025	December 31, 2025	January 23, 2026	0.19447	9,229
Total distributions declared and payable for the year ended December 31, 2025			$2.33793	$94,459
January 23, 2024	January 31, 2024	February 22, 2024	$0.19470	$2,417
January 23, 2024	February 29, 2024	March 25, 2024	0.19600	2,778
January 23, 2024	March 29, 2024	April 24, 2024	0.19472	3,181
March 14, 2024	April 30, 2024	May 23, 2024	0.19528	3,554
March 14, 2024	May 31, 2024	June 25, 2024	0.19465	3,888
March 14, 2024	June 28, 2024	July 24, 2024	0.19522	4,280
May 10, 2024	July 31, 2024	August 23, 2024	0.19454	4,462
May 10, 2024	August 30, 2024	September 23, 2024	0.19454	4,694
May 10, 2024	September 30, 2024	October 23, 2024	0.19520	4,929
August 13, 2024	October 31, 2024	November 22, 2024	0.19454	5,116
August 13, 2024	November 29, 2024	December 26, 2024	0.19515	5,416
August 13, 2024	December 31, 2024	January 23, 2025	0.19444	5,735
Total distributions declared and payable for the year ended December 31, 2024			$2.33898	$50,450

			Class S
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.17975	$430
August 10, 2023	September 29, 2023	October 25, 2023	0.18033	917
August 10, 2023	October 31, 2023	November 27, 2023	0.17971	1,214
November 13, 2023	November 30, 2023	December 26, 2023	0.19549	1,747
November 13, 2023	December 29, 2023	January 25, 2024	0.19479	2,137
Total distributions declared and payable for the year ended December 31, 2023			$0.93007	$6,445

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
November 8, 2024	January 31, 2025	February 21, 2025	$0.20844	$2,923
November 8, 2024	February 28, 2025	March 21, 2025	0.20901	3,408
November 8, 2024	March 31, 2025	April 23, 2025	0.20847	3,843
March 10, 2025	April 30, 2025	May 22, 2025	0.20868	4,270
March 10, 2025	May 30, 2025	June 25, 2025	0.20851	4,629
March 10, 2025	June 30, 2025	July 23, 2025	0.20867	4,935
May 14, 2025	July 31, 2025	August 22, 2025	0.20846	5,248
May 14, 2025	August 29, 2025	September 24, 2025	0.20845	5,567
May 14, 2025	September 30, 2025	October 23, 2025	0.20865	5,707
August 8, 2025	October 31, 2025	November 21, 2025	0.20844	5,889
August 8, 2025	November 28, 2025	December 24, 2025	0.20864	6,122
August 8, 2025	December 31, 2025	January 23, 2026	0.20847	6,131
Total distributions declared and payable for the year ended December 31, 2025			$2.50289	$58,672
January 23, 2024	January 31, 2024	February 22, 2024	$0.20854	$471
January 23, 2024	February 29, 2024	March 25, 2024	0.20892	498
January 23, 2024	March 29, 2024	April 24, 2024	0.20854	528
March 14, 2024	April 30, 2024	May 23, 2024	0.20871	578
March 14, 2024	May 31, 2024	June 25, 2024	0.20852	606
March 14, 2024	June 28, 2024	July 24, 2024	0.20869	645
May 10, 2024	July 31, 2024	August 23, 2024	0.20849	728
May 10, 2024	August 30, 2024	September 23, 2024	0.20849	1,025
May 10, 2024	September 30, 2024	October 23, 2024	0.20868	1,585
August 13, 2024	October 31, 2024	November 22, 2024	0.20849	1,880
August 13, 2024	November 29, 2024	December 26, 2024	0.20867	2,239
August 13, 2024	December 31, 2024	January 23, 2025	0.20846	2,454
Total distributions declared and payable for the year ended December 31, 2024			$2.50320	$13,237

			Class D
Declaration Date	Record Date	Payment Date	Net Distribution Per Share	Distribution Amount
June 30, 2023	August 31, 2023	September 25, 2023	$0.19351	$134
August 10, 2023	September 29, 2023	October 25, 2023	0.19369	228
August 10, 2023	October 31, 2023	November 27, 2023	0.19350	235
November 13, 2023	November 30, 2023	December 26, 2023	0.20877	292
November 13, 2023	December 29, 2023	January 25, 2024	0.20856	377
Total distributions declared and payable for the year ended December 31, 2023			$0.99803	$1,266

		Gross Distribution Per Share
Record Date	Payment Date(1)	Class I	Class S	Class D
February 27, 2026	March 25, 2026	$0.21430	$0.21430	$0.21430
March 31, 2026	April 23, 2026	$0.21430	$0.21430	$0.21430
April 30, 2026	May 21, 2026	$0.21430	$0.21430	$0.21430
May 29, 2026	June 24, 2026	$0.21430	$0.21430	$0.21430
June 30, 2026	July 23, 2026	$0.21430	$0.21430	$0.21430
(1)	The distributions for each class of the Fund’s Common Shares will be paid on or about the payment dates above.